Expense Example - FidelitySeriesGlobalexUSIndexFund-PRO - FidelitySeriesGlobalexUSIndexFund-PRO - Fidelity Series Global ex U.S. Index Fund - Fidelity Series Global ex U.S. Index Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 1
3 years	4
5 years	9
10 years	$ 23